FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Positions, Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-Derivatives:
Cash and cash equivalents	$ 47,661	$ 96,648	$ 246,954	$ 65,710
Restricted cash and short-term deposits - current	46,333	31,330	$ 27,306	$ 44,927
Drawdown of revolving credit facility	1,216,933	1,272,350
Capital lease obligation	122,779
Capital lease obligations		119,683
Derivatives:
Derivative asset	1,285	17,617
Derivative liability	36,167	8,753
Debt issuance costs	6,011	10,800
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	47,661	96,648
Restricted cash and short-term deposits - current	182,261	172,444
Carrying Value | Level 1 | Norwegian Bonds
Non-Derivatives:
Drawdown of revolving credit facility	400,000	400,000
Carrying Value | Level 2
Non-Derivatives:
Long-term debt, floating	822,944	883,100
Capital lease obligation	122,779
Capital lease obligations		119,683
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	1,285	17,617
Derivative liability	36,167	8,753
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents	47,661	96,648
Restricted cash and short-term deposits	182,261	172,444
Fair Value | Level 1 | Norwegian Bonds
Non-Derivatives:
High-yield and Norwegian bonds	$ 394,715	$ 396,843
Derivatives:
Fair value as a percentage of face value	98.70%	99.20%
Fair Value | Level 2
Non-Derivatives:
Short-term and long-term debt—floating	$ 822,944	$ 883,100
Obligations under capital leases	122,779	119,683
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	1,285	17,617
Derivative liability	$ 36,167	$ 8,753